SHARE-BASED COMPENSATION - Stock Option Activity, Successor (Details) (Stock Options [Member], USD $)	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended
	Jun. 28, 2013 Successor [Member]	Jun. 28, 2013 Successor [Member]	Jun. 29, 2012 Predecessor [Member]	Jun. 29, 2012 Predecessor [Member]	Jun. 28, 2013 Stock Option Plan 2012 [Member] Successor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			34,328	241,489	13,799
Shares
Outstanding, beginning balance (in shares)					198,753
Forfeited (in shares)					1,266
Outstanding, ending balance (in shares)					211,286
Vested or expected to vest at end of period (in shares)					209,381
Exercisable at period end (in shares)					65,079
Exercised in period	0	0	78,610	155,369
Weighted- Average Exercise Price
Outstanding, beginning balance, weighted average exercise price (in dollars per share)					$ 219.72
Granted, weighted average exercise price (in dollars per share)					$ 255.00
Forfeited, weighted average exercise price (in dollars per share)					$ 255.00
Outstanding, ending balance, weighted average exercise price (in dollars per share)					$ 221.81
Vested or expected to vest at end of period, weighted average exercise price (in dollars per share)					$ 221.51
Exercisable at period end, weighted average exercise price (in dollars per share)					$ 147.24
Weighted-Average Remaining Contractual Term and Aggregate Intrinsic Value
Outstanding, weighted average remaining contractual term					7 years 7 months 18 days
Vested or expected to vest at period end, weighted average remaining contractual term					7 years 7 months 18 days
Exercisable at period end, weighted average remaining contractual term					3 years 9 months 6 days
Outstanding, aggregate instrinsic value					$ 7,013,000
Vested or expected to vest at end of period, aggregate instrinsic value					7,013,000
Exercisable at period end, aggregate instrinsic value					7,013,000
Exercised in period, intrinsic value			$ 600,000	$ 1,400,000